DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information

	December 31,
	2020	2021
	RMB	RMB
Cash	1,332	8,204
Amounts due from Tarena International and its wholly-owned subsidiaries	113,021	141,104
Amounts due from a related party	4	4
Prepaid expenses and other current assets	4,476	27,435
Total current assets	118,833	176,747

Property and equipment, net	1,552	2,801
Long term investments, net	48,380	29,880
Right-of-use assets	5,540	11,108
Other non-current assets	539	1,057
Total assets	174,844	221,593

Accounts payable	8,610	320
Deferred revenue-current	138,529	167,224
Operating lease liabilities-current	3,377	3,949
Income taxes payable	2,045	2,045
Accrued expenses and other current liabilities	3,576	22,344
Amounts due to Tarena International and its wholly-owned subsidiaries	31,405	56,052
Total current liabilities	187,542	251,934

Deferred revenue-non current	133	134
Operating lease liabilities-non current	1,536	5,953
Other non-current liabilities	122	122
Total liabilities	189,333	258,143

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	32,013	127,043	140,541
Net (loss) income	(37,565)	32,869	(39,072)
Net cash provided by operating activities	36,902	112,106	10,308
Net cash used in investing activities	(34,226)	—	—
Net cash used in financing activities	(3,841)	(110,985)	(3,437)

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration

	Year Ended December 31,
	2019	2020	2021
Childhood & adolescent Robotics Programming	9.3%	15.7%	27.9%
Childhood & adolescent Computer Programming	12.8%	20.6%	19.4%
Java	19.0%	13.8%	11.8%
Digital Arts	22.9%	16.8%	11.0%
Total	64.0%	66.9%	70.1%